CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 6,997	$ 11,639
Prepaid expenses and other current assets	406	242
Total current assets	7,403	11,881
Non-current assets
Property and equipment, net	503	414
Total non-current assets	503	414
Total assets	7,906	12,295
Accounts payable and accruals
Trade	608	393
Other	347	235
Other current liabilities	5	11
Employees and payroll accruals	602	728
Total current liabilities	1,562	1,367
Non-current liabilities
Royalties provision	439	521
Total non-current liabilities	439	521
Shareholders' equity
Share capital	974	771
Additional paid-in capital	57,643	52,577
Accumulated deficit	(52,712)	(42,941)
Total shareholders' equity	5,905	10,407
Total liabilities and shareholders' equity	$ 7,906	$ 12,295